Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CPKC 401(k) SAVINGS PLAN
Employer ID No.: 41-6009079
Plan Number: 002
FORM 5500, SCHEDULE H, PART IV, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost**	(e) Current Value
	Participant-Directed Investments
	JP Morgan Large Cap Growth	Mutual fund		$67,681,087
	Fidelity 500 Index Fund	Mutual fund		67,197,894
	Vanguard Group - Federal Money Market	Mutual fund		28,833,143
	Dodge & Cox Stock Fund	Mutual fund		23,117,544
	JPMorgan Small Cap Equity Fund	Mutual fund		17,816,156
	Fidelity Extended Market Index Fund	Mutual fund		17,395,926
	American Funds EuroPacific Growth Fund	Mutual fund		15,569,065
	Baird Core Plus Bond Fund	Mutual fund		14,514,377
	Vanguard Total International ST Index	Mutual fund		11,769,238
	BlackRock LifePath Index Retirement Fund	Mutual Fund		19,978,394
	BlackRock LifePath Index 2030 Fund	Mutual Fund		21,956,945
	BlackRock LifePath Index 2035 Fund	Mutual Fund		42,524,970
	BlackRock LifePath Index 2040 Fund	Mutual Fund		34,740,910
	BlackRock LifePath Index 2045 Fund	Mutual Fund		40,682,895
	BlackRock LifePath Index 2050 Fund	Mutual Fund		33,728,676
	BlackRock LifePath Index 2055 Fund	Mutual Fund		18,407,282
	BlackRock LifePath Index 2060 Fund	Mutual Fund		8,260,662
	BlackRock LifePath Index 2065 Fund	Mutual Fund		5,313,538
	BlackRock LifePath Index 2070 Fund	Mutual Fund		316,255
*	Canadian Pacific Kansas City Ltd	Common Stock		14,443,603
	Self-directed brokerage account	Various - Mutual funds and Common stocks		18,881,424
*	Notes receivable from Participants	Notes receivable from participants, maturing through 2036, interest rates ranging from 5.25% to 10.50%		9,254,166
	Total - Participant Directed Investments			$532,384,150

*	Denotes a party-in-interest.
**	Cost information has been excluded, as it is not required for participant-directed investments.